PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio Fees and Expenses - PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	PORTFOLIO FEES AND EXPENSES
Expense Narrative [Text Block]	The table below shows the fees and expenses that you may pay if you invest in shares of the Portfolio. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
Expenses Restated to Reflect Current [Text]	Other Expenses and Total Annual Portfolio Operating Expenses have been restated to reflect current expenses and current fee waivers and/or reimbursement.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Any differences in total annual operating expenses shown in the table above and the corresponding expense ratio in the Portfolio's Financial Highlights are attributable to Acquired Fund Fees and Expenses, which are not required to be disclosed in the Portfolio's Financial Highlights, the restatement of expenses to reflect current expenses, and current fee waivers and/or expense reimbursement.
Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the Portfolio's most recent fiscal year ended December 31, the Portfolio's portfolio turnover rate was 32% of the average value of its portfolio.
Portfolio Turnover, Rate	32.00%